AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 2008

1933 ACT REGISTRATION NO. 333-139334

1940 ACT REGISTRATION NO. 811-21988

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

POST-EFFECTIVE AMENDMENT NO. 2

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

POST-EFFECTIVE AMENDMENT NO. 7

(CHECK APPROPRIATE BOX OR BOXES)

PRIAC VARIABLE CONTRACT ACCOUNT A

(Exact Name of Registrant)

PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

(Name of Depositor)

280 TRUMBULL STREET

HARTFORD, CONNECTICUT 06103-3509

(Address and telephone number of depositor’s principal executive offices)

JOHN M. EWING

VICE PRESIDENT AND CORPORATE COUNSEL

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

200 WOOD AVENUE SOUTH

ISELIN, NJ 08830-2706

(Name and address of agent for service)

COPIES TO: THOMAS C. SCHIAFFO

VICE PRESIDENT AND CORPORATE COUNSEL

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

280 TRUMBULL STREET

HARTFORD, CONNECTICUT 06103-3509

It is proposed that this filing will become effective (check appropriate space):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on                      pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered:

Interests in Group and Individual Variable Annuity Contracts

NOTE

Registrant is filing this Post-Effective Amendment No. 2 to Registration Statement No. 333-139334 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 1 filed with the SEC on April 29, 2008 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of the Registration Statement.

PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

PRIAC VARIABLE CONTRACT ACCOUNT A

Prudential Retirement Security Annuity

Prudential Retirement Security Annuity II

Supplement to Prospectus Dated May 1, 2008

Supplement dated May 1, 2008

This Supplement should be read and retained with the current Prospectus for your Annuity.

This Supplement updates certain information in the Prospectus for your Annuity. If you would like another copy of the current Prospectus, please contact us at 1-877-778-2100.

We are issuing this supplement to make changes to the Variable Investment Options chart, which summarizes each underlying portfolio’s investment objective and investment policy. We also announce that an AST portfolio is being offered as a new variable investment option in your Annuity.

I.    Variable Investment Option Chart

In each Prospectus, we make the following changes to the Variable Investment Options chart, set forth in Section 2, “What Investment Options Can I Choose?”:

In the column “INVESTMENT OBJECTIVES/POLICIES” we replace the section describing the AST Capital Growth Asset Allocation Portfolio with the following:

AST Capital Growth Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 75% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 67.5% to 80%), and 25% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 20.0% to 32.5%).

In the column “INVESTMENT OBJECTIVES/POLICIES” we replace the section describing the AST Balanced Asset Allocation Portfolio with the following:

AST Balanced Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 65% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 57.5% to 72.5%), and 35% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 27.5% to 42.5%).

II.    New Variable Investment Option

Effective June 20, 2008, the underlying portfolio described below is being offered as a new Variable Investment Option under your Annuity. To reflect this addition:

In the section of each Prospectus entitled “Summary of Contract Expenses”, sub-section “Underlying Mutual Fund Portfolio Annual Expenses,” the following portfolio is added:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS, IN %)
	Shareholder Fees (fees paid directly from your investment)	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses[2]	Acquired Portfolio Fees & Expenses[3]	Total Annual Portfolio Operating Expenses
AST Conservative Asset Allocation Portfolio	None	0.15%	None	0.02%	0.87%	1.04%

1	The management fee rate shown in the “management fees” column represents the actual fee rate paid by the indicated Portfolio for the fiscal year ended December 31, 2007, except that the fee rate shown does not reflect the impact of any voluntary management fee waivers that may be applicable and which would result in a reduction in the fee rate paid by the Portfolio.

2	Shares of the Portfolios are generally purchased through variable insurance products. The Fund has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Fund compensates the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Fund providing such services directly to shareholders. Amounts paid under these arrangements are included in “Other Expenses.”

3	Some of the Portfolios invest in other investment companies (the Acquired Portfolios). Investors in a Portfolio indirectly bear the fees and expenses of the Acquired Portfolios. The expenses shown under “Acquired Portfolio Fees and Expenses” represent a weighted average of the expense ratios of the Acquired Portfolios in which each Portfolio invested during the year ended December 31, 2007. When a Portfolio’s “Acquired Portfolio Fees and Expenses” are less that 0.01%, such expenses are included in the column titled “Other Expenses.”

In each Prospectus, the following is added to the Variable Investment Options chart in Section 2, “What Investment Options Can I Choose?”:

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISER
ADVANCED SERIES TRUST
ASSET ALLOCATION/ BALANCED	AST Conservative Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 55% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 47.5% to 62.5%), and 45% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 37.5% to 52.5%).	AST INVESTMENT SERVICES, INC. & PRUDENTIAL INVESTMENTS LLC/PRUDENTIAL INVESTMENTS LLC

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, on this 30th day of June 2008.

PRIAC VARIABLE CONTRACT ACCOUNT A (Registrant)

PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

(Depositor)

ATTEST:	/s/ John M. Ewing	BY:	/s/ James M. O’Connor
	JOHN M. EWING VICE PRESIDENT AND CORPORATE COUNSEL		JAMES M. O’CONNOR SENIOR VICE PRESIDENT AND CHIEF ACTUARY

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE

*
CHRISTINE C. MARCKS
CHAIRMAN, PRESIDENT AND DIRECTOR

*
SCOTT G. SLEYSTER
EXECUTIVE VICE PRESIDENT, DEPUTY CHIEF INVESTMENT OFFICER AND DIRECTOR

*
JOHN T. FLEURANT
SENIOR VICE PRESIDENT, CHIEF FINANCIAL
OFFICER, CONTROLLER AND DIRECTOR

*
JAMES J. MALLOZZI
SENIOR VICE PRESIDENT AND DIRECTOR

*
JOHN J. KALAMARIDES
SENIOR VICE PRESIDENT AND DIRECTOR

*
JAMES M. O’CONNOR
SENIOR VICE PRESIDENT, CHIEF ACTUARY AND DIRECTOR

*
KEVIN M. LALOR
VICE PRESIDENT AND DIRECTOR

*BY:	/s/ John M. Ewing
JOHN M. EWING
(ATTORNEY-IN-FACT)

EXHIBIT INDEX

Exhibit No.	Description
10	Written consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.

13	Powers of Attorney for Christine C. Marcks, Scott G. Sleyster, John T. Fleurant, James J. Mallozzi, John J. Kalamarides, James M. O’Connor and Kevin M. Lalor.